Consolidated Statements of Operations (Detail Textuals) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Consolidated Statements Of Operations [Abstract]
Revenue from merchant banking products and services	$ 124,059	$ 249,581	$ 1,078,745
Metals	107,540	143,572
Plastics		98
Steel products		23,898
Minerals, chemicals and alloys		57,768
Natural gas	10,371	8,931
Royalties	(2,437)	8,868
Power and electricity	4,254	4,215
Fees	4,331	2,231
Interest to contract liabilities	2,437
Underpayment of resource property royalties from prior years		5,619
Credit losses on loans and receivables due from a former consolidated entity	9,957	8,585	11,296
Loss on settlement	5,600
Reclassification of cumulative currency translation adjustment loss (gain)	$ 672	$ (11,306)	$ (560)